ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLES ACCRUALS AND OTHER PAYABLE

Accounts payable and accruals, and other payables consist of the following:

	February 28, 2025	August 31, 2024

Accounts payable	$114,606	$154,854
Accruals	47,672	113,046
Other payables	150,671	95,831
Total	$312,949	$363,731

Accounts payable, accruals, and other payables consist of the following:

	August 31, 2024	August 31, 2023

Accounts payable	$154,854	$40,939
Accruals	113,046	129,949
Other payables	95,831	27,487
Total	$363,731	$198,375